Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment		Dec. 31, 2011		Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment security gains (losses), net	$ (1,700,000)	[1]	$ (23,900,000)	[1]	$ (20,400,000)	[1]
Gross proceeds from sale of securities	2,700,000,000
Gross realized securities gains	23,500,000
Gross realized securities losses	21,900,000
Net Impairment Losses Recognized in Earnings	3,300,000		23,300,000		21,200,000
Realized securities gains (losses)	1,600,000		600,000		800,000
Number of securities in an unrealized loss position	233
Total Fair Value	3,825,800,000		10,223,500,000
Total Unrealized Losses	30,200,000		85,000,000
12 Months or Longer Unrealized Losses	24,000,000		51,600,000
U.S. Government Sponsored Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	4,000,000
Others | Community Reinvestment Act CRA
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	8,100,000
Auction Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	1,600,000
Total Unrealized Losses	3,900,000
Corporate Debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	2,100,000
Percent of corporate debt portfolio	45.00%
Non-Agency RMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	1,700,000		23,300,000		21,200,000
Non-Agency RMBS | Financing Receivable, Current | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	5.00%
Non-Agency RMBS | Financing Receivable, Current | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 30 to 59 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 60 to 89 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	80.00%
Non-Agency RMBS | Financing Receivable, 90 Days and Greater Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	90.00%
Non-Agency RMBS | Other Real Estate Owned and Loans in Foreclosure
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	100.00%
Residential Mortgage-Backed
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	10,800,000
Number of securities in an unrealized loss position for more than 12 months	13
12 Months or Longer Unrealized Losses	84,700,000
Residential Mortgage-Backed | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	Below double-A
Residential mortgage-backed securities total amortized cost	98,600,000
Residential mortgage-backed securities fair value	$ 88,200,000
Residential Mortgage-Backed | AA Credit Rating | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of residential mortgage backed securities rated below double-A	96.00%
Other Asset-Backed | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	AAA
Percentage of "other asset-backed" securities rated triple-A	99.00%
Other Asset-Backed | Floating Rate Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average life	5

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)